SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Income Tax Disclosure [Abstract]
Net operating losses	$ 3,086,012	$ 1,828,369
Assets impairment reserve	493,981	451,538
Others	(38,558)	(45,537)
Valuation allowance	(2,259,801)	(1,535,331)
Deferred tax assets, net	$ 1,281,634	$ 699,039